Shareholders' equity - Conditional capital (Details) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) Options € / shares	Dec. 31, 2018 EUR (€) Options	Dec. 31, 2017 EUR (€)
Shareholders' equity
Nominal value per share | € / shares		€ 1.00
Outstanding number of options		3,488,989	3,896,000
Outstanding options weighted average remaining contractual life		3 years 2 months 23 days
Exercised		329,000
Increase in capital stock from exercise of stock options | €		€ 17,195	€ 38,777	€ 43,833
2011 SOP
Shareholders' equity
Conditional increase in capital | €	€ 12,000
Conditional increase in capital (in shares) | shares	12
Nominal value per share | € / shares	€ 1.00
Outstanding number of options		3,488,989
Outstanding options weighted average remaining contractual life		3 years 2 months 23 days
Exercised		328,996
Conditional Capital | €		€ 9,728
Conditional Capital Plan
Shareholders' equity
Exercised		328,996	858,652
Increase in capital stock from exercise of stock options | €		€ 329	€ 859